Cover Page	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	Okta, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38044
Entity Tax Identification Number	26-4175727
Entity Address, Address Line One	100 First Street, Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	888
Local Phone Number	722-7871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OKTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001660134